Note 5 - Notes Payable and Line of Credit	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 4  – Notes Payable and Line of Credit

0% Note Payable dated October 23, 2017

On October 23, 2017, the Company amended the existing Nevada Medical Marijuana Production License Agreement (“Amended Production License Agreement”). Per the terms of the Amended Production License Agreement, GB Sciences purchased the remaining percentage of the production license resulting in the 100% ownership of the license. GB Sciences also received 100% ownership of the cultivation license included in the original Nevada Medical Marijuana Production License Agreement. In exchange, GB Sciences made one-time payment of $500,000 and issued a 0% Promissory Note in the amount of $700,000 payable in equal monthly payments over a three-year period commencing on January 1, 2018. The present value of the note was $521,067 on the date of its issuance based on an imputed interest rate of 20.3% and the Company recorded a discount on notes payable of $178,933 related to the difference between the face value and present value of the note.

To date, the Company has made principal payments totaling $330,555 and the principal balance of the note was $369,445 at June 30, 2021. The remaining unamortized discount as of June 30, 2021, was $0.

On August 10, 2020, the Company entered into the Membership Interest Purchase Agreement ("Nopah MIPA") for the sale of its interest in  GB Sciences Nopah, LLC (Note 9). The Nopah MIPA will close upon successful transfer of the Nevada Medical Marijuana Cultivation Facility Registration Certificate. Upon close, the principal balance of the note will be reduced to $190,272. The maturity date of the note was extended to July 31, 2021, with no payments of principal or interest due until maturity. In addition, the note will no longer bear interest at the penalty rate of 15% unless there is a new event of default. The Company is negotiating terms of an extension to the note with the note holder.

8% Line of Credit dated July 24, 2020

On July 24, 2020, the Company entered into the Loan Agreement, 8% Secured Promissory Note, and Security Agreement (together, the "July 24 Note") with AJE Management, LLC, which established a revolving loan of up to $500,000 that the Company may draw on from time to time. The loan is collateralized by the Teco Facility, subject to the pre-existing lien held by CSW Ventures, L.P. in connection with the 8% Senior Secured Convertible Promissory Note dated February 28, 2019. Any advances will be made at the sole discretion of the lender following a written request made by the Company. Contemporaneously with the Loan Agreement, the Company and AJE Management entered into the Amendment to the Membership Interest Purchase Agreement with AJE Management. The amendment provides that any balances outstanding under the July 24 Note at the time of the close of the sale of the Teco Facility will be forgiven in exchange for a reduction to the $4,000,000 note receivable that the Company will receive as consideration for the sale of the Teco Facility. The reduction to the note receivable will be equal to 3 times the balance outstanding under the July 24 Note on the date of the close of the sale of the Teco Facility. The balance outstanding under the note plus accrued interest may be repaid at any time prior to the close of the sale of the Teco facility (Note 9).

On December 29, 2020, the Company entered into the Omnibus Amendment with the purchaser of the Teco Facility. The Omnibus Amendment reduces the amount of the note receivable that the Company will receive from the sale of the Teco Facility by $975,000 (three times $325,000 in advances made under the July 24 Note) to $3,025,000. Any advances made to the Company under the July 24 Note in excess of $325,000 will reduce the amount of cash received upon close of the sale of Teco one-for-one, i.e., such advances will be considered advance payments of the $4,000,000 cash purchase price. The note will not accrue any additional interest subsequent to November 30, 2020. The Company also agreed that it will not repay the balances outstanding under the July 24 Note prior to the closing of the Teco sale. As a result of the Omnibus Amendment, the Company accrued a modification expense of $650,000 during the year ended March 31, 2021 (two times $325,000 in addition to $325,000 in advances already recorded under the July 24 Note). As of  June 30, 2021, the Company has received $50,000 in additional advances above $325,000 during the fiscal year ended March 31, 2021, bringing the total balance to $1,025,000 at June 30, 2021. Accrued interest was $58,495 at June 30, 2021.

Summary of Notes and Convertible Notes Payable

As of June 30, 2021, the following notes payable were recorded in the Company’s consolidated balance sheet:

	As of June 30, 2021
Short-Term Notes Payable	Face Value	Discount	Carrying Value
0% Note Payable dated October 23, 2017 (Note 4)	$369,445	$-	$369,445
8% Line of Credit dated November 27, 2019 (Note 3)	485,000	-	485,000
8% Line of Credit dated July 24, 2020 (Note 4)	1,025,000	-	1,025,000
6% Convertible promissory notes payable (Note 5)	1,060,000	-	1,060,000
8% Convertible Secured Promissory Note dated February 28, 2019, as amended (Note 5)	1,111,863	-	1,111,863
6% Convertible notes payable due January 18, 2022 (Note 5)	325,000	(272,122)	52,878
Total short-term notes and convertible notes payable	4,376,308	(272,122)	4,104,186
Less: Notes payable classified as discontinued operations	(485,000)	-	(485,000)
Total short-term notes payable classified as continuing operations	$3,891,308	$(272,122)	$3,619,186

6% Convertible promissory notes payable due September 30, 2023 (Note 5)	197,000	(37,204)	159,796
6% Convertible note payable due December 31, 2023 (Note 5)	250,000	(103,919)	146,081
Total long-term notes payable classified as continuing operations	$447,000	$(141,123)	$305,877

Note 5 – Notes Payable and Line of Credit

0% Note Payable dated October 23, 2017

On October 23, 2017, the Company amended the existing Nevada Medical Marijuana Production License Agreement (“Amended Production License Agreement”). Per the terms of the Amended Production License Agreement, GB Sciences purchased the remaining percentage of the production license resulting in the 100% ownership of the license. GB Sciences also received 100% ownership of the cultivation license included in the original Nevada Medical Marijuana Production License Agreement. In exchange, GB Sciences made one-time payment of $500,000 and issued a 0% Promissory Note in the amount of $700,000 payable in equal monthly payments over a three-year period commencing on January 1, 2018. The present value of the note was $521,067 on the date of its issuance based on an imputed interest rate of 20.3% and the Company recorded a discount on notes payable of $178,933 related to the difference between the face value and present value of the note.

To date, the Company has made principal payments totaling $330,555 and the principal balance of the note was $369,445 at March 31, 2021. During the year ended March 31, 2021, the Company recorded interest expense of $13,929 related to amortization of the note discount. The remaining unamortized discount as of March 31, 2021, was $0.

On August 10, 2020, the Company entered into the Membership Interest Purchase Agreement ("Nopah MIPA") for the sale of its interest in  GB Sciences Nopah, LLC (Note 14). The Nopah MIPA will close upon successful transfer of the Nevada Medical Marijuana Cultivation Facility Registration Certificate. Upon close, the principal balance of the note will be reduced to $190,272. The maturity date of the note was be extended to July 31, 2021, with no payments of principal or interest due until maturity. In addition, the note will no longer bear interest at the penalty rate of 15% unless there is a new event of default.

8% Line of Credit dated November 27, 2019

In connection with the Binding Letter of Intent dated November 27, 2019 (Note 14), the Teco Subsidiaries entered into a promissory note and line of credit for up to $470,000 from the purchaser of the membership interests in the Teco Subsidiaries. The purpose of the line of credit is to supply working capital for the Teco Subsidiaries, and the note matures upon the close of the sale of the Teco Subsidiaries. The principal and accrued interest balances outstanding at the time of closing will be considered paid in full upon closing and will not reduce the purchase price received by GB Sciences. As of March 31, 2021, the Teco Subsidiaries have received $485,000 in advances under the line of credit, reflecting an informal agreement with the lender to increase the line of credit by $15,000. The Company accrued interest of $38,767 on the line of credit for the year ended March 31, 2021, and the balance of the line of credit was $485,000 at March 31, 2021. The note and related interest expense are included in current liabilities from discontinued operations and loss from discontinued operations.

8% Note Payable dated May 7, 2020

On May 7, 2020, the Company received $135,000 cash from an investor, net of $15,000 in brokerage fees, and issued a $150,000 promissory note. The note bears interest at a rate of 8.0% per annum. The note was to be repaid upon the first proceeds received from the $8,000,000 promissory note related to the sale of the Company's membership interest in GB Sciences Louisiana, LLC, or from the proceeds of the sale of the Teco Facility. As inducement to enter into the note transaction, the Company repriced 8,002,500 preexisting warrants held by the investor to an exercise price of $0.04. The repriced warrants were valued at $272,085 on the date of the transaction using the Black-Scholes Model, which exceeded the value of the warrants prior to the price reduction of $49,525 by $222,560. As the result of the increase in the estimated fair value of the warrants, the Company recorded a full discount on notes payable of $150,000. During the year ended March 31, 2021, the Company recorded interest expense of $154,964 related to the note consisting of accrued interest of $4,964 and $150,000 related to amortization of the note discount. The Company paid $154,964 on October 5, 2020, in full satisfaction of the note.

8% Line of Credit dated July 24, 2020

On July 24, 2020, the Company entered into the Loan Agreement, 8% Secured Promissory Note, and Security Agreement (together, the "July 24 Note") with AJE Management, LLC, which established a revolving loan of up to $500,000 that the Company may draw on from time to time. The loan is collateralized by the Teco Facility, subject to the pre-existing lien held by CSW Ventures, L.P. in connection with the 8% Senior Secured Convertible Promissory Note dated February 28, 2019. Any advances will be made at the sole discretion of the lender following a written request made by the Company. Contemporaneously with the Loan Agreement, the Company and AJE Management entered into the Amendment to the Membership Interest Purchase Agreement with AJE Management. The amendment provides that any balances outstanding under the July 24 Note at the time of the close of the sale of the Teco Facility will be forgiven in exchange for a reduction to the $4,000,000 note receivable that the Company will receive as consideration for the sale of the Teco Facility. The reduction to the note receivable will be equal to 3 times the balance outstanding under the July 24 Note on the date of the close of the sale of the Teco Facility. The balance outstanding under the note plus accrued interest may be repaid at any time prior to the close of the sale of the Teco facility (Note 14).

On December 29, 2020, the Company entered into the Omnibus Amendment with the purchaser of the Teco Facility. The Omnibus Amendment reduces the amount of the note receivable that the Company will receive from the sale of the Teco Facility by $975,000 (three times $325,000 in advances made under the July 24 Note) to $3,025,000. Any advances made to the Company under the July 24 Note in excess of $325,000 will reduce the amount of cash received upon close of the sale of Teco one-for-one, i.e., such advances will be considered advance payments of the $4,000,000 cash purchase price. The Company also agreed that it will not repay the balances outstanding under the July 24 Note prior to the closing of the Teco sale. As a result of the Omnibus Amendment, the Company accrued a modification expense of $650,000 (two times $325,000 in addition to $325,000 in advances already recorded under the July 24 Note). The Company has received $50,000 in additional advances above $325,000 bringing the total balance to $1,025,000 at March 31, 2021. Interest expense was $12,510 for the year ended March 31, 2021.

Summary of Notes Payable

As of March 31, 2021, the following notes payable were recorded in the Company’s consolidated balance sheet:

	As of March 31, 2021
	Face Value	Discount	Carrying Value
0% Note Payable dated October 23, 2017 (Note 5)	$369,445	$-	$369,445
8% Line of Credit dated November 27, 2019 (Note 5)	485,000	-	485,000
8% Line of Credit dated July 24, 2020 (Note 5)	1,025,000	-	1,025,000
6% Convertible promissory notes payable (Note 6)	1,060,000	-	1,060,000
8% Convertible Secured Promissory Note dated February 28, 2019, as amended (Note 6)	1,111,863	-	1,111,863
6% Convertible notes payable due January 18, 2022 (Note 6)	325,000	(296,504)	28,496
Total short-term notes and convertible notes payable	4,376,308	(296,504)	4,079,804
Less: Notes payable classified as discontinued operations	(485,000)	-	(485,000)
Total short term notes and convertible notes payable classified as continuing operations	$3,891,308	$(296,504)	$3,594,804

6% Convertible promissory notes payable due September 30, 2023 (Note 6)	$197,000	$(40,561)	$156,439
6% Convertible note payable due December 31, 2023 (Note 6)	250,000	(114,029)	135,971
Total long term convertible notes payable classified as continuing operations	$447,000	$(154,590)	$292,410

As of March 31, 2020, the following notes payable were recorded in the Company’s consolidated balance sheet:

	As of March 31, 2020
	Face Value	Discount	Carrying Value
0% Note Payable dated October 23, 2017 (Note 5)	$369,445	$(13,929)	$355,516
8% Line of Credit dated November 27, 2019 (Note 5)	480,000	-	480,000
6% Convertible promissory notes payable (Note 6)	1,257,000	(155,340)	1,101,660
8% Convertible Secured Promissory Note dated February 28, 2019, as amended (Note 6)	1,271,863	(409,481)	862,382
8% Convertible Promissory Note dated April 23, 2019 (Note 6)	2,765,000	(29,830)	2,735,170
Total short term notes and convertible notes payable	6,143,308	(608,580)	5,534,728
Less: Notes payable classified as discontinued operations	(480,000)	-	(480,000)
Total short term notes and convertible notes payable classified as continuing operations	$5,663,308	$(608,580)	$5,054,728